Ghana Expected Credit Loss - Summary of expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	$ (33.2)	$ (17.5)	$ (41.1)
Trade and other receivables	251.4	198.0
Ghana expected credit loss - loan advanced to contractor
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	(25.4)	(3.9)	(41.1)
Trade and other receivables | Damang
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	(7.8)	0.0	0.0
Trade and other receivables	7.8
Trade and other receivables | Tarkwa
Disclosure of impairment loss and reversal of impairment loss [line items]
Ghana expected credit loss	$ 0.0	(13.6)	$ 0.0
Trade and other receivables		$ 13.6